Other Income (Expense) - Summary of Other Income (Expense) (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Rental expenses on real estate [abstract]
Interest income and similar related income	€ 476	€ 494	€ 1,028	€ 834
Net gain on foreign exchange		6,917	871	4,111
Finance income	476	7,411	1,899	4,945
Interest expense	(61)	(1)	(96)	(1)
Net loss on foreign exchange	(1,083)
Finance costs	(1,144)	(1)	(96)	(1)
Total finance income (expense)	€ (668)	€ 7,410	€ 1,803	€ 4,944